Note 17 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,636	$ 0	$ 18,760	$ 0	$ 13,709	$ 180
Cost of Goods and Services Sold, Total	31,863		55,731	0	30,669
Other operating costs	10,526	6,131	12,625	14,997
Loss from operations	34,753	6,131	49,596	14,997	33,941	8,151
Interest expense - Note 9	15,072	15,641	34,959	30,039	64,844	50,893
Interest income	(35)	(110)	(147)	(226)
Loss before reorganization items and income taxes	49,790	21,662	84,408	44,810	97,990	55,259
Reorganization Items	0	285	0	577	905	399
Loss before income taxes	49,790	21,947	84,408	45,387	$ 98,895	$ 55,658
Hycroft Mine [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,636	0	18,760	0
Cost of Goods and Services Sold, Total	31,863	0	55,731	0
Other operating costs	94	4,917	187	11,836
Loss from operations	24,321	4,917	37,158	11,836
Interest expense - Note 9	56	414	141	489
Interest income	(35)	(110)	(147)	(226)
Loss before reorganization items and income taxes	24,342	5,221	37,152	12,099
Reorganization Items	0	0	0	0
Loss before income taxes	24,342	5,221	37,152	12,099
Corporate and Other [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0	0	0
Cost of Goods and Services Sold, Total	0	0	0	0
Other operating costs	10,432	1,214	12,438	3,161
Loss from operations	10,432	1,214	12,438	3,161
Interest expense - Note 9	15,016	15,227	34,818	29,550
Interest income	0	0	0	0
Loss before reorganization items and income taxes	25,448	16,441	47,256	32,711
Reorganization Items	0	285	0	577
Loss before income taxes	$ 25,448	$ 16,726	$ 47,256	$ 33,288